                                                                 File No. 811-4576

                                        SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, DC 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                                                    [X]

Pre-Effective Amendment No.                                                                                   [   ]

Post-Effective Amendment No. 25                                                                                 [X]

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                     [X]

Amendment No. 27                                                                                                [X]

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                            BOND FUND SERIES - OPPENHEIMER CONVERTIBLE SECURITIES FUND
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                                (Exact Name of Registrant as Specified in Charter)

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                                   6803 S. Tucson Way, Englewood, Colorado 80112
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                                (Address of Principal Executive Offices) (Zip Code)

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                                                   800-552-1149
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                               (Registrant's Telephone Number, including Area Code)

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                                               Robert G. Zack, Esq.
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                                              OppenheimerFunds, Inc.
                                   498 Seventh Avenue, New York, New York 10018
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                                      (Name and Address of Agent for Service)

                                      With a copy to: Ronald M. Feiman, Esq.
                                             Mayer, Brown, Rowe & Maw
                                      1675 Broadway, New York, New York 10019

It is proposed that this filing will become effective (check appropriate box):

[   ]    Immediately upon filing pursuant to paragraph (b)
[ X ]    On April 30, 2002 pursuant to paragraph (b)
[   ]    60 days after filing pursuant to paragraph (a)(1)
[   ]    On _______________ pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[   ]                                                  This  post-effective  amendment  designates a new  effective date for a previously filed post-effective amendment.